Income Tax (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Percentage of corporate tax rates		23.00%	23.00%	23.00%
Description of corporate tax rate reduced	the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.
Number of equal annual portion of amortization		3
Tax rate		12.44%
Net operating loss for tax		$ 156,200,000
Remaining amount		122,820,000
Capital loss for tax purposes		495,752
Accumulated loss		8,826,000
Tax deductible temporary difference value		$ 29,000,000
Research and development deductible term period		3 years
Deferred tax		$ 1,007,000
Nano Dimension Technologies Ltd. [Member]
Income Tax (Details) [Line Items]
Capital loss for tax purposes		$ 845,000